Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 307,456	kr 320,399
Book value of financial liabilities	297,216	312,857
Fair value of financial assets	316,509	330,710
Fair value of financial liabilities	297,822	313,433
Surplus value (+) /Deficit value (-), financial assets	9,053	10,311
Surplus value (+) /Deficit value (-) financial liabilities	606	576
Borrowing from credit institutions
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Book value of financial liabilities	2,862	3,486
Fair value of financial liabilities	2,862	3,486
Borrowing from the public
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Book value of financial liabilities	10,000	10,000
Fair value of financial liabilities	10,000	10,000
Debt securities issued
Disclosure of detailed information about financial instruments
Book value of financial liabilities	268,333	273,976
Fair value of financial liabilities	268,939	274,552
Surplus value (+) /Deficit value (-) financial liabilities	606	576
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial liabilities	16,021	25,395
Fair value of financial liabilities	16,021	25,395
Cash and cash equivalents
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Book value of financial assets	5,549	3,362
Fair value of financial assets	5,549	3,362
Treasuries/government bonds
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Book value of financial assets	13,381	22,266
Fair value of financial assets	13,381	22,266
Other interest-bearing securities except loans
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Book value of financial assets	47,796	33,551
Fair value of financial assets	47,796	33,551
Loans in the form of interest-bearing securities
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Book value of financial assets	46,923	50,780
Fair value of financial assets	48,247	52,091
Surplus value (+) /Deficit value (-), financial assets	1,324	1,311
Loans to credit institutions
Disclosure of detailed information about financial instruments
Book value of financial assets	23,631	31,315
Fair value of financial assets	23,825	31,424
Surplus value (+) /Deficit value (-), financial assets	194	109
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	163,723	171,562
Fair value of financial assets	171,258	180,453
Surplus value (+) /Deficit value (-), financial assets	7,535	8,891
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	6,453	7,563
Fair value of financial assets	kr 6,453	kr 7,563